Financial Information by Segments - Schedule of Financial Information by Segments (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Information by Segments [Line Items]
Net sales	$ 33,657,672	$ 41,139,248	$ 54,159,247
Cost of sales	(26,032,751)	(31,100,106)	(39,683,861)
Gross profit (loss)	7,624,921	10,039,142	14,475,386
Administrative expenses	(2,602,511)	(2,317,058)	(2,456,700)
Other income (expenses), net	278,683	(119,546)	71,845
Interest income and dividends	1,618,751	931,866	445,879
Loss on financial instruments	68,119	64,436	(778,649)
Interest expense	20,391	18,632
Exchange rate gain (loss), net	5,556,389	(2,431,000)	(540,828)
Income (loss) before income taxes	12,540,619	6,014,111	11,160,581
Income taxes	2,060,123	1,739,998	3,299,522
Net income (loss) for the year	10,480,496	4,274,113	7,861,059
Depreciation and amortization	1,066,382	1,035,244	1,116,872
Total assets	73,298,401	66,787,612
Total liabilities	14,056,389	16,982,147
Mexico [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	19,529,921	24,777,369	30,914,890
Cost of sales	(15,168,258)	(17,937,267)	(21,575,758)
Gross profit (loss)	4,361,663	6,840,102	9,339,132
Administrative expenses	(996,915)	(970,482)	(1,096,330)
Other income (expenses), net	329,915	16,319	(71,202)
Interest income and dividends	1,686,870	931,866	415,704
Loss on financial instruments		(89,293)	(778,649)
Interest expense	1,972		(485)
Exchange rate gain (loss), net	5,557,126	(2,430,781)	(540,770)
Income (loss) before income taxes	10,940,631	4,297,731	7,267,400
Income taxes	1,135,674	1,234,278	2,565,834
Net income (loss) for the year	9,804,957	3,063,453	4,701,566
Depreciation and amortization	623,556	618,445	627,078
Total assets	50,325,892	43,890,081	44,025,917
Total liabilities	4,192,751	6,912,766	8,375,028
Acquisitions of property, plant and equipment	194,940	210,422	151,783
USA [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	92,215	2,417,219	5,867,193
Cost of sales	(212,771)	(3,398,928)	(5,764,239)
Gross profit (loss)	(120,556)	(981,709)	102,954
Administrative expenses	(477,245)	(291,552)	(286,611)
Other income (expenses), net	(750,518)	(309,117)	1,015,586
Interest income and dividends		82,224	30,175
Loss on financial instruments		(146,592)
Interest expense	(5,705)		(55,867)
Exchange rate gain (loss), net	(737)	(219)	(58)
Income (loss) before income taxes	(1,354,761)	(1,646,965)	806,179
Income taxes	(81,401)	(144,630)	88,679
Net income (loss) for the year	(1,273,360)	(1,502,335)	717,500
Depreciation and amortization	179,732	155,794	236,601
Total assets	9,740,818	9,069,596	12,930,111
Total liabilities	6,168,335	4,602,653	7,243,113
Acquisitions of property, plant and equipment	(695)	(350,360)	252,116
Brazil [Member]
Schedule of Financial Information by Segments [Line Items]
Net sales	14,035,536	13,944,660	17,377,164
Cost of sales	(10,651,722)	(9,763,911)	(12,343,864)
Gross profit (loss)	3,383,814	4,180,749	5,033,300
Administrative expenses	(1,128,351)	(1,055,024)	(1,618,151)
Other income (expenses), net	699,286	173,252	140,205
Interest income and dividends
Loss on financial instruments		(122,921)
Interest expense	(422,358)		(383,646)
Exchange rate gain (loss), net	227,122	(181,424)	(60,625)
Income (loss) before income taxes	2,759,513	2,994,632	3,111,083
Income taxes	1,005,850	650,350	645,009
Net income (loss) for the year	1,753,663	2,344,282	2,466,074
Depreciation and amortization	263,094	261,005	253,193
Total assets	17,699,144	18,203,408	14,149,332
Total liabilities	8,130,556	9,842,201	7,492,843
Acquisitions of property, plant and equipment	1,932,717	2,632,611	1,292,586
Total Segments
Schedule of Financial Information by Segments [Line Items]
Net sales	33,657,672	41,139,248	54,159,247
Cost of sales	(26,032,751)	(31,100,106)	(39,683,861)
Gross profit (loss)	7,624,921	10,039,142	14,475,386
Administrative expenses	(2,602,511)	(2,317,058)	(2,456,700)
Other income (expenses), net	278,683	(119,546)	71,845
Interest income and dividends	1,686,870	931,866	445,879
Loss on financial instruments		(89,293)	(778,649)
Interest expense	(3,733)		(56,352)
Exchange rate gain (loss), net	5,556,389	(2,431,000)	(540,828)
Income (loss) before income taxes	12,540,619	6,014,111	11,160,581
Income taxes	2,060,123	1,739,998	3,299,522
Net income (loss) for the year	10,480,496	4,274,113	7,861,059
Depreciation and amortization	1,066,382	1,035,244	1,116,872
Total assets	73,330,601	66,787,612	67,632,903
Total liabilities	14,056,389	16,982,147	19,638,527
Acquisitions of property, plant and equipment	2,126,962	2,492,673	1,696,485
Eliminations between segments [Member]
Schedule of Financial Information by Segments [Line Items]
Administrative expenses			544,392
Other income (expenses), net			(1,012,744)
Interest income and dividends		(82,224)
Loss on financial instruments		269,513
Interest expense	422,358		383,646
Exchange rate gain (loss), net	(227,122)	181,424	60,625
Income (loss) before income taxes	195,236	368,713	(24,081)
Net income (loss) for the year	195,236	368,713	(24,081)
Total assets	(4,435,253)	(4,375,473)	(3,472,457)
Total liabilities	$ (4,435,253)	$ (4,375,473)	$ (3,472,457)